INVESCO MUNICIPAL TRUST

AMENDMENT NO. 6

TO THE STATEMENT OF PREFERENCES

OF

VARIABLE RATE MUNI TERM PREFERRED SHARES (“VMTP SHARES”)

DATED OCTOBER 15, 2012, AS AMENDED

(THE “STATEMENT OF PREFERENCES”)

WHEREAS, pursuant to authority expressly vested in the Board of Trustees of Invesco Municipal Trust (the “Fund”) by Section 2.1 of the Third Amended and Restated Agreement and Declaration of Trust of the Fund, dated as of August 13, 2020, the Board of Trustees of the Fund may transact the Fund’s affairs;

WHEREAS, the Board of Trustees has determined that it is the best interest of the Fund to extend the Term Redemption Date of the Series 2015/12-VKQ VMTP Shares to October 8, 2021, change the Ratings Spread applicable to such shares, adopt a minimum dividend rate payable on such shares, revise the definition of “Liquidity Account Initial Date” and related provisions of Section 10(b)(ii) of the Statement of Preferences, and make such other changes to the terms and preferences of the VMTP Shares as described herein, and has approved such changes;

WHEREAS, these changes have been consented to in writing by the sole shareholder of the Fund’s Outstanding Series 2015/12-VKQ VMTP Shares; and

NOW THEREFORE, the undersigned officer of the Fund hereby certifies as follows:

Board Authorization

1. The Board of Trustees of the Fund has adopted resolutions to (a) extend the Term Redemption Date of the Series 2015/12-VKQ VMTP Shares to October 8, 2021; (b) adopt a minimum dividend rate applicable to the Series 2015/12-VKQ VMTP Shares; (c) change the Ratings Spread applicable to such VMTP Shares; (d) modify the Liquidity Account Initial Date and the related provisions set forth in Section 10(b)(ii)(B) of the Statement of Preferences; and (e) make such other changes to the terms and preferences of the VMTP Shares, in each case as provided below.

Extension of Term Redemption Date

2. The definition of “Term Redemption Date” in the Statement of Preferences is deleted in its entirety and replaced with the following:

“Term Redemption Date” means October 8, 2021 or such later date to which the Term Redemption Date may be extended in accordance with Section 10(b)(i)(A) of this Statement of Preferences.

Adoption of Minimum Dividend Rate and Change in Ratings Spread Definition

3. The definition of each of “Applicable Rate” and “Ratings Spread” in the Statement of Preferences is deleted in its entirety and replaced with the following:

“Applicable Rate” means the dividend rate per annum on any VMTP Shares for a Rate Period determined as set forth in Section 2(e)(i) of this Statement of Preferences, in the definition of “Maximum Rate” or in the definition of “Minimum Rate,” as applicable.

“Ratings Spread” means, with respect to any Rate Period for any Series of VMTP Shares, the percentage per annum set forth opposite the applicable credit rating assigned to such Series, in the table below on the Rate Determination Date for such Rate Period:

Fitch*	Percentage
AAA to AA-	1.00%
A+ to A-	1.60%
BBB+ to BBB-	2.85%
Non-investment grade or NR	3.90%

*	And/or the equivalent ratings of an Other Rating Agency then rating the VMTP Shares at the request of the Fund.

4. The definition “Minimum Rate” is added to the Statement of Preferences as follows:

“Minimum Rate” means 1.15% per annum, increased by any applicable Gross-up Payment due and payable in accordance with Section 3 of this Statement of Preferences.

5. The last paragraph of Section 2(e)(i) of the Statement of Preferences is deleted in its entirety and replaced with the following:

“Each dividend rate determined in accordance with this Section 2(e)(i) of this Statement of Preferences shall be an “Applicable Rate.” The Applicable Rate shall not be less than the Minimum Rate nor more than the Maximum Rate.”

Modification of Liquidity Account Provisions

6. The definition of “Liquidity Account Initial Date” in the Statement of Preferences is deleted in its entirety and replaced with the following:

“Liquidity Account Initial Date” means the date that is two months prior to the Term Redemption Date.

7. Section 10(b)(ii)(B) of the Statement of Preferences is deleted in its entirety and replaced with the following:

“(B)

The Market Value of the Deposit Securities held in the Liquidity Account for a Series of VMTP Shares, from and after the date that is two (2) calendar months preceding the Term Redemption Date for such Series, shall not be less than 100% of the Term Redemption Amount for such Series, but in all cases subject to the cure provisions of paragraph (C) below.”

Other Changes

8. The definition of “LIBOR Rate” in the Statement of Preferences is revised to add the following sentence to the end of such definition:

“In the event that the LIBOR Rate as defined above is discontinued, replaced or otherwise unavailable, “LIBOR Rate” shall mean a substitute or successor rate that the Fund determines in good faith to be a reasonably comparable replacement index or rate; provided that if the Fund determines that there is an industry accepted substitute or successor replacement index or rate, the Fund shall use such replacement index or rate, and without shareholder approval, amend or supplement the Statement of Preferences accordingly to implement such replacement index or rate, including any confirming changes to tenor and/or spread adjustments, as necessary.”

9. The penultimate sentence of Section 10(b)(i)(B) of the Statement of Preferences is hereby deleted in its entirety and replaced with the following:

“The Fund shall effect such redemption on the date fixed by the Fund therefore, which date shall not be earlier than 10 days nor later than 30 days after the applicable Cure Date, except that if the Fund does not have funds legally available under Applicable Law for the redemption of all of the required number of VMTP Shares and other Preferred Shares which are subject to redemption or the Fund otherwise is unable as a result of Applicable Law to effect such redemption on or prior to 30 days after the applicable Cure Date, the Fund shall redeem those VMTP Shares and other Preferred Shares which it was unable to redeem on the earliest practicable date on which it is able to effect such redemption.”

10. The first sentence of Section 10(g) of the Statement of Preferences is hereby deleted in its entirety and replaced with the following:

“Provided a Notice of Redemption has been provided pursuant to Section 10(c), the Fund shall irrevocably (except to the extent set forth below in this Section 10(g)) deposit with the Redemption and Paying Agent, no later than 12:00 noon, New York City time, on a Business Day not less than ten (10) days preceding the Redemption Date specified in such notice, Deposit Securities in an aggregate amount equal to the Redemption Price to be paid on the Redemption Date in respect of any VMTP Shares that are subject to such Notice of Redemption.”

11. Section 13(k) of the Statement of Preferences is hereby amended to add the following subsection at the end of such section:

(xiv) notice of a material breach of any representation, warranty or covenant of the Fund contained in this Statement of Preferences, the Purchase Agreement, or the Registration Rights Agreement, in each case, only if any officer of the Fund has actual knowledge of such breach as soon as reasonably practicable, but in no event later than five (5) days after knowledge of any officer of the Fund or the Investment Adviser.

Miscellaneous

12. Any capitalized terms used herein but not defined herein shall have the meanings given to such capitalized terms in the Statement of Preferences.

13. Except as amended hereby, the Statement of Preferences remains in full force and effect.

14. An original copy of this amendment shall be lodged with the records of the Fund and filed in such places as the Board of Trustees deems appropriate.

[Signature Page Follows]

Dated this 8 day of October, 2020

INVESCO MUNICIPAL TRUST

By:	/s/ Amanda Roberts
Name: Amanda Roberts
Title: Assistant Secretary